Advances from Federal Home Loan Bank of New York ("FHLB") - Summary of Carrying Value of Collateral Pledged for Advances (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	$ 112,017	$ 151,369
Available-for-sale Securities [Member] | Mortgage-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances		1,177
Held-to-maturity Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	112,017	150,192
Held-to-maturity Securities [Member] | Mortgage-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	102,017	125,192
Held-to-maturity Securities [Member] | Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	$ 10,000	$ 25,000